Commitments and Contingencies and Significant Contracts (Details Textual) (USD $)	1 Months Ended		12 Months Ended										12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	May 31, 2011	May 31, 2010	Dec. 31, 2012	Dec. 31, 2011	May 26, 2011 sqft	Nov. 04, 2010 sqft	Apr. 03, 2010 sqft	Apr. 03, 2010 Office Lab and Lunch [Member] sqft	Apr. 03, 2010 Manufacuring [Member] sqft	Apr. 03, 2010 Lab [Member] sqft	Apr. 03, 2010 Storage Building [Member] sqft	Apr. 03, 2010 Basement [Member] sqft	Dec. 31, 2012 Becan Development Llc [Member]	Dec. 31, 2010 Thomas Granville [Member]	Apr. 30, 2010 Charles R. Trego [Member]	Dec. 31, 2010 Charles R. Trego [Member]	Apr. 30, 2010 Philip S. Baker [Member]	Dec. 31, 2010 Philip S. Baker [Member]	Jan. 31, 2012 Vani K. Dantam [Member]	Dec. 31, 2012 Vani K. Dantam [Member]
Lease Initial Term			3 years
Lease Monthly Rental Expense			$ 17,200										$ 19,297
Fire And Casualty Insurance Coverage			100.00%
Lease Monthly Rental Expense For Additional Space	500.00
Lease Expiration Date													Dec. 31, 2015
Employment Agreement Annual Car Allowance														9,000		9,000		6,000
Employment Agreement Bonus														270,000						20,000
Share Based Compensation Arrangement By Share Based Payment Award Options Vested In Period (in shares)														10,000	27,000	7,000	26,000	6,000	15,020	3,970
Research and Development Arrangement with Federal Government, Customer Funding to Offset Costs Incurred		1,004,747
Service Revenue From Contract Contributions				$ 387,645
Area Of Floor							70,438	7,859	46,931	1,488	9,200	5,000
Area Of Additional Floor Space Taken For Lease					2,160
Total Area Of Floor Space Taken For Lease					72,598
Area of Land						45,000